FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Entity [Table]
Reserve balance at the beginning of the period	$ 425	$ 418	$ 387	$ 418	$ 269
Profit / (loss) deferred on new transactions	86	75	97	161	278
(Profit) / loss recognized in the income statement	(58)	(69)	(79)	(127)	(142)
Foreign currency translation	(1)	0	0	(1)	(1)
Reserve balance at the end of the period	$ 451	$ 425	$ 405	$ 451	$ 405